As filed with the Securities and Exchange Commission on September 2, 2004
                                     Investment Company Act file number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 06/30

Date of reporting period: 06/30/2004

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2004
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ------------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                           ----     -----    ------      --------  --------
Put Bonds (b) (9.33%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Houston, TX Independent School District
             Limited Tax Schoolhouse and Refunding Bonds - Series 2003            06/15/05   1.73%  $ 3,000,000    VMIG-1      A1+
  2,000,000  Intermountain Power Agency (Utah Power Supply) - Series F
             Insured by AMBAC Indemnity Corp.                                     09/15/04   0.92     2,000,000    VMIG-1      A1+
  3,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
             (Vanderbilt University) - Series 1985A                               01/15/05   1.05     3,000,000    VMIG-1      A1+
  1,250,000  Metropolitan Government of Nashville & Davidson Counties, TN
             (Vanderbilt University) - Series 1985A                               01/15/05   1.05     1,250,000    VMIG-1      A1+
  2,000,000  Plaquemines, LA Port & Harbor
             (International Marine Terminal Project) - Series 1984B(d)
             LOC KBC Bank                                                         03/15/05   1.08     2,000,000
  4,650,000  Richardson, TX Independent School District
             (Unlimited Tax School Building Bond) - Series 2000                   04/01/05   1.10     4,650,000    VMIG-1      A1+
-----------                                                                                          -----------
 15,900,000  Total Put Bonds                                                                         15,900,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (1.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  York County, PA IDA PCRB (Philadelphia Electric Co.)
             LOC Bank One                                                         08/23/04   1.15%  $ 2,000,000      P1        A1+
-----------                                                                                           -----------
  2,000,000  Total Tax Exempt Commercial Paper                                                        2,000,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (13.90%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  Charleston County, SC School District BAN - Series 2004              11/04/04   0.96%  $ 4,014,247     MIG-1     SP-1+
  3,510,000  City of Pawtucket, RI GO BAN                                         07/16/04   0.95     3,512,208               SP-1+
  4,000,000  Lakewood, OH City School District BAN                                09/14/04   1.07     4,005,504     MIG-1
  3,500,000  Oregon State TAN                                                     11/15/04   1.07     3,515,295     MIG-1     SP-1+
  3,000,000  Texas State TRAN                                                     08/31/04   1.12     3,004,354     MIG-1     SP-1+
  3,000,000  Texas State TRAN                                                     08/31/04   1.14     3,004,253     MIG-1     SP-1+
  2,600,000  The Commonwealth System of Pennsylvania Higher Education
             Funding Obligation (Temple University)                               05/02/05   1.27     2,621,023     MIG-1
-----------                                                                                          -----------
 23,610,000  Total Tax Exempt General Obligation Notes & Bonds                                       23,676,884
-----------                                                                                          -----------

Variable Rate Demand Instruments (c) (73.57%)
------------------------------------------------------------------------------------------------------------------------------ -----
$ 3,650,000  City & County of Denver, CO Refunding MHRB
             (Cottonwood Creek Project)
             Guaranteed by Federal Home Loan Mortgage Corporation                 04/15/14   1.08%  $ 3,650,000                A1+
  2,000,000  City of Pulaski and Giles, TN IDRB
             (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank, N.A.                                               01/01/24   1.23     2,000,000    VMIG-1
  1,650,000  Commonwealth of Massachusetts (Central Artery Tunnel) - Series 2000  12/01/30   1.10     1,650,000    VMIG-1      A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                  ------------------
    Face                                                                          Maturity            Value                 Standard
   Amount                                                                           Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                           ----     -----    ------      --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000  Connecticut State HEFA (Yale University)                             07/01/29   1.08%  $ 6,000,000    VMIG-1      A1+
  4,970,000  Cuyahoga County, OH (Cleveland Health Education Museum Project)
             LOC Key Bank, N.A.                                                   03/01/32   1.10     4,970,000    VMIG-1
  4,800,000  Dekalb County, GA Private Hospital Authority
             (Egleston Children's Hospital)
             LOC Suntrust Bank                                                    03/01/24   1.08     4,800,000    VMIG-1      A1+
  6,450,000  Dekalb County, GA Housing Authority MHRB (Wood Hills Apartments)
             LOC Fleet Bank                                                       12/01/07   1.09     6,450,000                A1+
  3,800,000  Detroit, MI Senior Lien RB (Sewer Disposal) - Series B
             Insured by FSA                                                       07/01/33   1.06     3,800,000    VMIG-1      A1+
  1,400,000  Emmaus, PA General Authority Local Government
             (Pool Project) - Series 1989 F-15
             GIC Goldman Sachs Group L.P.                                         03/01/24   1.08     1,400,000                A1
  2,480,000  Farmington, NM PCRB (Arizona Public School System)
             LOC Barclays Bank PLC                                                09/01/24   1.06     2,480,000      P1        A1+
  5,200,000  Florida HFA MHRB (Town Colony II Project) - Series EE
             LOC Credit Suisse First Boston                                       09/01/08   1.09     5,200,000                A1+
  4,000,000  Fulton County, GA Housing Authority MHRB
             (Greenhouse Holcomb Project)
             Collateralized by Federal National Mortgage Association              04/01/30   1.03     4,000,000                A1+
    305,000  Greystone RB Certificate Trust
             (Senior Certificates of Beneficial Ownership)
             LOC Credit Suisse First Boston                                       05/01/28   1.22       305,000    VMIG-1      A1+
  3,200,000  Harris County, TX IDC RB (Odfjell Terminal Project)
             LOC Danske Bank                                                      02/01/20   1.04     3,200,000                A1+
  1,540,000  Houston County, GA Development Authority
             (Middle Georgia Community Action)
             LOC Columbus Bank & Trust Company                                    01/01/31   1.23     1,540,000      P1        A1
  3,300,000  Illinois Educational Facilities Authority
             (Chicago Children's Museum) - Series 1994
             LOC National Bank of Detroit                                         02/01/28   1.08     3,300,000    VMIG-1      A1+
  2,275,000  Illinois HEFA RB (Rush-Presbyterian St. Luke's Medical Center)
             LOC Northern Trust Bank                                              11/15/06   1.05     2,275,000    VMIG-1      A1+
  2,100,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
             LOC National City Bank                                               11/01/20   1.08     2,100,000    VMIG-1
  4,000,000  Indiana Municipal Power Agency RB (Power Supply System) - Series A
             LOC Toronto Dominion Bank                                            01/01/18   1.08     4,000,000    VMIG-1      A1
  1,900,000  Iowa Higher Educational Loan Authority RB (Loras College Project)
             LOC LaSalle National Bank                                            11/01/32   1.08     1,900,000                A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                            Maturity             Value               Standard
  Amount                                                                             Date     Yield    (Note 1)    Moody's  & Poor's
  ------                                                                             ----     -----     ------     ------- ---------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000  Kentucky EDC HRB (Baptist Healthcare System) - Series 1999C
             Insured by MBIA Insurance Corp.                                       08/15/31  1.10%  $ 2,900,000    VMIG-1      A1+
  2,500,000  Lakeview, MI School District (2002 School Building & Site) - Series B 05/01/32  1.06     2,500,000                A1+
  1,800,000  Lancaster County, NE Hospital Authority RB
             (Bryan Leigh Medical Center)
             Insured by AMBAC Indemnity Corp                                       06/01/18  1.08     1,800,000    VMIG-1
    685,000  Lancaster, PA Higher Education Authority RB
             (Franklin & Marshall College)
             LOC Chase Manhattan Bank, N.A.                                        04/15/27  1.18       685,000    VMIG-1      A1
  2,680,000  Lisle, IL MHRB
             Collateralized by Federal National Mortgage Association               09/15/26  1.03     2,680,000                A1+
  3,000,000  Michigan Higher Education Facility Authority RB
             (Hope College Project) - Series 2002A
             LOC Fifth Third Bank                                                  04/01/32  1.12     3,000,000                A1+
  2,060,000  Missouri State HEFA (Washington University Project) - Series A        09/01/10  1.04     2,060,000    VMIG-1      A1+
  4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
             (Oakwood-Gaithersburg)
             Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/07  1.06     4,420,000                A1+
  1,400,000  New Ulm, MN Hospital Facility RB
             (Health Center System Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                            08/01/14  1.00     1,400,000                A1+
  6,000,000  New York State Dormitory Authority RB
             (Mental Health System) - Series 2003
             LOC Dexia CLF                                                         02/15/21  1.06     6,000,000                A1+
  7,000,000  North Carolina Educational Facilities Finance Agency
             (Duke University) - Series 1992A                                      06/01/27  1.02     7,000,000    VMIG-1      A1+
  3,000,000  Piedmont, SC Municipal Power Agency RB - Series B
             Insured by MBIA Indemnity Corp.                                       01/01/19  0.99     3,000,000    VMIG-1      A1+
  4,025,000  Pinellas County, FL Health (St. Mark's Village Project)
             LOC Bank of America                                                   03/01/17  1.08     4,025,000                A1+
  2,000,000  Puerto Rico PFC P - Floats PA 843
             Insured by FSA                                                        07/01/16  1.07     2,000,000                A1+
  5,000,000  Quakertown, PA Hospital Authority RB (HPS Group Pooled Financing)
             LOC PNC Bank                                                          07/01/05  1.02     5,000,000    VMIG-1
    550,000  Reading, PA (York County General Authority)
             Insured by AMBAC Indemnity Corp.                                      09/01/26  1.09       550,000                A1+
  2,500,000  State of Connecticut Health & Education
             (Quinnipiac University) - Series 2003
             LOC J.P. Morgan Chase & Company                                       07/01/23  1.03     2,500,000    VMIG-1      A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                            Maturity             Value               Standard
  Amount                                                                             Date     Yield    (Note 1)    Moody's  & Poor's
  ------                                                                             ----     -----     ------     ------- ---------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Utah Transit Authority Sales Tax RB Series - 2
              LOC Bayerische Landesbank, A.G.                                       09/01/32  1.08%  $  2,000,000   VMIG-1      A1+
   6,300,000  Valdez, AK Marine Terminal (British Petroleum Pipelines Inc. Project) 07/01/37  1.10      6,300,000   VMIG-1      A1+
     500,000  Wisconsin HEFA (Alverno College Project)
              LOC Allied Irish Bank                                                 11/01/17  1.13        500,000   VMIG-1
------------                                                                                        --------------
125,340,000   Total Variable Rate Demand Instruments                                                   125,340,000
------------  Total Investments (97.98%) (Cost $166,916,884+)                                       --------------
                                                                                                       166,916,884
              Cash and other assets, net of liabilities (2.02%) (Note 4)                                 3,444,940
                                                                                                    --------------
              Net Assets (100.00%), 170,382,434 shares outstanding (Note 3)                          $ 170,361,824
                                                                                                    ==============
              Net Asset Value, offering and redemption price per share                               $        1.00
                                                                                                    ==============

              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own raings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

KEY:
   BAN      =   Bond Anticipation Note                        IDC      =   Industrial Development Corporation
   EDC      =   Economic Development Corporation              IDRB     =   Industrial Development Revenue Bond
   FSA      =   Financial Security Assurance                  LOC      =   Letter of Credit
   GIC      =   Guaranteed Investment Contract                MHRB     =   Multi-Family Housing Revenue Bond
   GO       =   General Obligation                            PCRB     =   Pollution Control Revenue Bond
   HFA      =   Housing Finance Authority                     PFC      =   Public Finance Corporation
   HEFA     =   Health and Education Facilities Authority     RB       =   Revenue Bond
   HRB      =   Hospital Revenue Bond                         TAN      =   Tax Anticipation Note
   IDA      =   Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2004

================================================================================





INVESTMENT INCOME

Interest income.........................................................................    $   1,736,906

Expenses (Note 2).......................................................................    (     700,717)
                                                                                             ------------

Net investment income...................................................................        1,036,189



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................................              -0-
                                                                                            -------------

Net increase in net assets from operations..............................................    $   1,036,189
                                                                                            =============



























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2004 AND 2003

================================================================================


                                                                              2004                    2003
                                                                        ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     1,036,189         $     1,873,880
    Net realized gain (loss) on investments..........................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................         1,036,189               1,873,880
Dividends to shareholders from net investment income.................   (     1,036,189)        (     1,873,880)
Net (decrease) from capital share transactions (Note 3)..............   (    20,060,132)        (    11,302,662)
                                                                         --------------          --------------
        Total (decrease) in net assets...............................   (    20,060,132)        (    11,302,662)
Net assets:
    Beginning of year................................................       190,421,956             201,724,618
                                                                        ---------------         ---------------
    End of year......................................................   $   170,361,824         $   190,421,956
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-






















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock

At June 30, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $170,380,253. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                   Year Ended                         Year Ended
                                                 June 30, 2004                      June 30, 2003
                                                 -------------                      -------------
Sold......................................         749,730,925                        776,093,996
Issued on reinvestment of dividends.......             350,465                            556,525
Redeemed..................................      (  770,141,522)                    (  787,953,183)
                                                 -------------                      -------------
Net (decrease)............................      (   20,060,132)                    (   11,302,662)
                                                 =============                      =============

4. Liabilities
At June 30, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...............      $        1,859
Dividends payable.........................              54,469
                                                --------------
Total liabilities.........................      $       56,328
                                                ==============

* Includes fees payable to Reich & Tang Asset Management, LLC.

5. Tax Information

Accumulated undistributed realized losses at June 30, 2004 amounted to $18,429. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

The tax character of all distributions paid during the years ended June 30, 2004 and 2003 were tax-exempt.

At June 30, 2004, the Fund had no distributable earnings.

6. Financial Highlights

                                                                          Year Ended June 30,
                                                 --------------------------------------------------------------
                                                    2004         2003         2002         2001          2000
                                                 ---------    ---------     --------     --------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                 ---------    ---------     --------     --------     ---------
Income from investment operations:
  Net investment income.......................      0.006        0.009         0.015        0.034        0.033
Less distributions:
  Dividends from net investment income........   (  0.006)    (  0.009)     (  0.015)    (  0.034)    (  0.033)
                                                 --------     ---------     --------     --------     --------
Net asset value, end of year..................   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                 =========    =========     ========     ========     ========
Total Return..................................      0.60%        0.92%         1.48%        3.50%        3.30%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 170,362    $ 190,422     $ 201,725    $ 207,541    $ 208,171
Ratios to average net assets:
Expenses......................................      0.40%        0.40%         0.40%        0.40%        0.40%
Net investment income.........................      0.59%        0.92%         1.48%        3.45%        3.29%

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================





To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.





We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2004 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 2001, were audited by other auditors whose report, dated July 27, 2001 expressed an unqualified opinion on this information.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2004, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Page 9


New York, New York                               Sanville & Company
July 16, 2004                                    Certified Public Accountants





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                            June 30, 2004+

---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
   Name, Address1,     Position(s)      Term of         Principal Occupation(s)       Number of Portfolios in    Other
       and Age          Held with       Office                During Past                  Fund Complex      Directorships
                           Fund      and Length of              5 Years                Overseen by Director     held by
                                     Time Served2                                           or Officer         Director
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
Disinterested Directors:
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
Catherine Boone,         Director        2000       Assistant Treasurer, State of         One portfolio          N/A
Age 60                                              Connecticut, Office of the
                                                    Treasurer since 2000, Deputy
                                                    Assistant Treasurer, State of
                                                    Connecticut, Office of the
                                                    Treasurer from March 1995 to
                                                    2000.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
Marian Chertow,          Director        1989       Director, Industrial                  One portfolio          N/A
PhD., Age 49                                        Environmental Management
                                                    Program, School of Forestry and
                                                    Environmental Studies at Yale
                                                    University since July 1991.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
Glenn Klocko,            Director        1990       Comptroller, City of Bristol,         One portfolio          N/A
Age 48                                              Connecticut since May 1998;
                                                    Director of Finance, Town of
                                                    Avon, Connecticut from 1988 to
                                                    1998.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
John Richmond,           Director        1989       Was Deputy Treasurer - Debt           One portfolio          N/A
Age 80                                              Management for the State of
                                                    Connecticut from March 1975
                                                    until his retirement in June
                                                    1987.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------
Howard Rifkin,           Director        2000       Deputy Treasurer, State of            One portfolio          N/A
Age 53                                              Connecticut, Office of the
                                                    Treasurer since January 1999,
                                                    Deputy Secretary of the State,
                                                    State of Connecticut, from
                                                    January 1997 to January 1999
                                                    and Associate Professor and
                                                    Director, Institute of Public
                                                    Service, University of
                                                    Connecticut from 1991 to 1997.
---------------------- ------------- -------------- --------------------------------- ---------------------- ------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


                                                  Directors and Officers Information
                                                      June 30, 2004+ (continued)

---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
   Name, Address1,      Position(s)      Term of        Principal Occupation(s)      Number of Portfolios      Other
       and Age           Held with       Office               During Past                     in            Directorships
                           Fund       and Length of             5 Years                  Fund Complex         held by
                                      Time Served2                                   Overseen by Director     Director
                                                                                          or Officer
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Interested Directors/Officers:
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Steven W. Duff,        President          1994       Manager and President of       Director/Trustee            N/A
Age 50                 and CEO3                      Reich & Tang Asset             and/or Officer of
                                                     Management, LLC ("RTAM,        fifteen other
                                                     LLC"), a registered            portfolios
                                                     Investment Advisor.
                                                     Associated with RTAM, LLC
                                                     since 1994.
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Richard De Sanctis,    Treasurer          1994       Executive Vice President,      Officer of fifteen          N/A
Age 47                 and                           and CFO of RTAM, LLC.          other portfolios
                       Assistant                     Associated with RTAM, LLC
                       Secretary                     since 1990.
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Molly Flewharty,       Vice               1990       Senior Vice President of       Officer of fifteen          N/A
Age 53                 President                     RTAM, LLC.  Associated with    other portfolios
                                                     RTAM, LLC since 1977.
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Rosanne Holtzer,       Secretary          1999       Senior Vice President of       Officer of fifteen          N/A
Age 39                 and                           RTAM, LLC.  Associated with    other portfolios
                       Assistant                     RTAM, LLC since 1986.
                       Treasurer
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------
Irene Ward,            Vice               1999       Senior Vice President of       Officer of one              N/A
Age 57                 President                     RTAM, LLC.  Associated with    portfolio
                                                     RTAM, LLC since 1986.
---------------------- -------------- -------------- ------------------------------ ----------------------- -------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

3 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





TEP06/04A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






TAX EXEMPT
PROCEEDS
FUND, INC.

                                  Annual Report
                                  June 30, 2004

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

     The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

                               FYE 06/30/2004    FYE 06/30/2003

4(a)     Audit Fees            $17,400           $16,700
4(b)     Audit Related Fees    $0                $0
4(c)     Tax Fees              $1,100            $1,000
4(d)     All Other Fees        $0                $0

4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.


4(e)(2)  None.

4(f)  Not applicable.

4(g) $1,100 and $50,940, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2004. $1,000 and $63,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President
Date September 2, 2004

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Treasurer
Date September 2, 2004

* Print the name and title of each signing officer under his or her signature.